Shareholder Report, Holdings (Details) - C000257791 [Member]	Jul. 31, 2025
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	34.80%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.50%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%